SUPPLEMENTAL GUARANTOR INFORMATION - 10Q (Details) (USD $)	6 Months Ended			12 Months Ended							6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2013 Parent [Member]	Jun. 30, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]		Jun. 30, 2013 Combined Subsidiary Guarantors [Member]	Jun. 30, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Guarantors [Member]	Jun. 30, 2013 Combined Subsidiary Non Guarantors [Member]	Jun. 30, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Non Guarantors [Member]	Jun. 30, 2013 Consolidating Adjustments [Member]	Jun. 30, 2012 Consolidating Adjustments [Member]	Dec. 31, 2012 Consolidating Adjustments [Member]	Dec. 31, 2011 Consolidating Adjustments [Member]	Dec. 31, 2010 Consolidating Adjustments [Member]	Jun. 30, 2013 First Preferred Ship Mortgage Notes due 2021 [Member]	May 28, 2013 First Preferred Ship Mortgage Notes due 2021 [Member]
Debt Instrument [Line Items]
Face amount of debt instrument																																$ 200,000	$ 200,000
Interest Rate (in hundredths)																																8.875%
Current assets
Receivables from related parties	29,000			10,000		57,000					350,450,000		307,343,000	297,324,000			46,448,000		122,035,000	97,396,000		54,628,000		87,737,000	90,116,000		(451,497,000)		(517,105,000)	(484,779,000)
Restricted cash to redeem 2014 Senior Notes	182,115,000			0							182,115,000						0					0					0
Other current assets	238,564,000			306,980,000		106,076,000					83,581,000		201,491,000	3,773,000			77,020,000		66,643,000	62,079,000		77,963,000		38,846,000	40,224,000		0		0	0
Total current assets	420,708,000			306,990,000		106,133,000					616,146,000		508,834,000	301,097,000			123,468,000		188,678,000	159,475,000		132,591,000		126,583,000	130,340,000		(451,497,000)		(517,105,000)	(484,779,000)
Noncurrent assets
Vessels and equipment, net	641,109,000			647,519,000		671,445,000					0		0	0			269,368,000		279,653,000	292,458,000		372,598,000		368,753,000	379,932,000		(857,000)		(887,000)	(945,000)
Investments in affiliates	233,000			251,000		373,000					168,878,000		151,447,000	201,323,000			0		0	0		233,000		251,000	373,000		(168,878,000)		(151,447,000)	(201,323,000)
Other noncurrent assets	60,155,000			55,558,000		52,336,000					9,031,000		5,171,000	6,825,000			30,828,000		26,032,000	14,632,000		29,445,000		33,275,000	56,922,000		(9,149,000)		(8,920,000)	(26,043,000)
Total noncurrent assets	701,497,000			703,328,000		724,154,000					177,909,000		156,618,000	208,148,000			300,196,000		305,685,000	307,090,000		402,276,000		402,279,000	437,227,000		(178,884,000)		(161,254,000)	(228,311,000)
Total assets	1,122,205,000			1,010,318,000		830,287,000					794,055,000		665,452,000	509,245,000			423,664,000		494,363,000	466,565,000		534,867,000		528,862,000	567,567,000		(630,381,000)		(678,359,000)	(713,090,000)
Current Liabilities
Payable to related parties	1,918,000			3,761,000		1,158,000					0		0	0			155,245,000		224,281,000	166,005,000		298,170,000		272,568,000	298,909,000		(451,497,000)		(493,088,000)	(463,756,000)
2014 Senior Notes and accrued interest	181,620,000			0		0					181,620,000						0					0					0
Current portion of long-term financial debt	28,704,000	[1]		49,031,000		21,504,000					0		0	0			6,420,000		12,064,000	5,046,000		22,284,000		36,967,000	16,458,000		0		0	0
2017 Senior Convertible Notes	0			80,000,000		0							80,000,000						0					0					0
Other current liabilities	64,038,000			65,953,000		51,226,000					3,871,000		5,701,000	4,948,000			71,760,000		51,781,000	31,878,000		(11,593,000)		8,471,000	14,400,000		0		0	0
Total current liabilities	276,280,000			198,745,000		73,888,000					185,491,000		85,701,000	4,948,000			233,425,000		288,126,000	202,929,000		308,861,000		318,006,000	329,767,000		(451,497,000)		(493,088,000)	(463,756,000)
Noncurrent Liabilities
Due to affiliates	0			0		0					0		0	0			9,149,000		32,937,000	47,066,000		0		0	0		(9,149,000)		(32,937,000)	(47,066,000)
Long-term financial debt net of current portion	412,941,000			388,521,000		491,489,000					200,000,000		180,000,000	260,000,000			51,892,000		55,102,000	57,166,000		161,049,000		153,419,000	174,323,000		0		0	0
Other noncurrent liabilities	17,085,000			16,553,000		14,739,000					0		0	0			254,000		262,000	218,000		16,831,000		16,291,000	14,521,000		0		0	0
Total noncurrent liabilities	430,026,000			405,074,000		506,228,000					200,000,000		180,000,000	260,000,000			61,295,000		88,301,000	104,450,000		177,880,000		169,710,000	188,844,000		(9,149,000)		(32,937,000)	(47,066,000)
Total liabilities	706,306,000			603,819,000		580,116,000					385,491,000		265,701,000	264,948,000			294,720,000		376,427,000	307,379,000		486,741,000		487,716,000	518,611,000		(460,646,000)		(526,025,000)	(510,822,000)
Equity of Ultrapetrol (Bahamas) Limited	408,564,000			399,751,000		244,297,000					408,564,000		399,751,000	244,297,000			128,944,000		117,936,000	159,186,000		48,126,000		41,146,000	48,956,000		(177,070,000)		(159,082,000)	(208,142,000)
Noncontrolling interest	7,335,000			6,748,000		5,874,000					0		0	0			0		0	0		0		0	0		7,335,000		6,748,000	5,874,000
Total equity	415,899,000		231,773,000	406,499,000		250,171,000		268,794,000		288,583,000	408,564,000		399,751,000	244,297,000			128,944,000		117,936,000	159,186,000		48,126,000		41,146,000	48,956,000		(169,735,000)		(152,334,000)	(202,268,000)
Total liabilities and equity	1,122,205,000			1,010,318,000		830,287,000					794,055,000		665,452,000	509,245,000			423,664,000		494,363,000	466,565,000		534,867,000		528,862,000	567,567,000		(630,381,000)		(678,359,000)	(713,090,000)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	199,676,000		144,035,000	313,169,000		304,482,000		230,445,000			0	0	0	0	0		144,155,000	91,991,000	207,429,000	208,130,000	154,326,000	79,014,000	72,139,000	140,530,000	137,274,000	119,193,000	(23,493,000)	(20,095,000)	(34,790,000)	(40,922,000)	(43,074,000)
Operating expenses	(180,473,000)		(144,730,000)	(338,288,000)	[2]	(285,098,000)	[2]	(211,727,000)	[2]		(3,706,000)	(3,027,000)	0	(8,490,000)	(8,332,000)		(130,579,000)	(100,375,000)	(234,412,000)	(185,834,000)	(137,862,000)	(69,710,000)	(61,393,000)	(138,608,000)	(131,638,000)	(108,549,000)	23,522,000	20,065,000	34,732,000	40,864,000	43,016,000
Operating profit (loss)	19,203,000		(695,000)	(25,119,000)		19,384,000		18,718,000			(3,706,000)	(3,027,000)	0	(8,490,000)	(8,332,000)		13,576,000	(8,384,000)	(26,983,000)	22,296,000	16,464,000	9,304,000	10,746,000	1,922,000	5,636,000	10,644,000	29,000	(30,000)	(58,000)	(58,000)	(58,000)
Investments in affiliates	(319,000)		(666,000)	(1,175,000)		(1,073,000)		(341,000)			16,414,000	(12,534,000)	(49,470,000)	(7,886,000)	8,153,000	[3]	0	0	0	0	0	(319,000)	(666,000)	(1,175,000)	(1,073,000)	(341,000)	(16,414,000)	12,534,000	49,470,000	7,886,000	(8,153,000)
Other (expenses) income	(8,676,000)		(20,551,000)	(39,439,000)		(38,283,000)		(16,419,000)			(5,076,000)	(3,656,000)	(14,187,000)	(2,429,000)	(5,192,000)		(1,710,000)	(15,125,000)	(17,311,000)	(25,378,000)	(2,406,000)	(1,890,000)	(1,770,000)	(7,941,000)	(10,476,000)	(8,821,000)	0	0	0	0	0
Income (loss) before income taxes	10,208,000		(21,912,000)	(65,733,000)		(19,972,000)		1,958,000			7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		11,866,000	(23,509,000)	(44,294,000)	(3,082,000)	14,058,000	7,095,000	8,310,000	(7,194,000)	(5,913,000)	1,482,000	(16,385,000)	12,504,000	49,412,000	7,828,000	(8,211,000)
Income tax (expenses) benefit	(2,023,000)		3,140,000	2,969,000		1,737,000		(6,363,000)			0	0	0	0	0		858,000	(2,155,000)	3,044,000	1,060,000	486,000	1,165,000	(985,000)	(75,000)	677,000	(6,849,000)	0	0	0	0	0
Net income (loss)	8,185,000		(18,772,000)	(62,764,000)		(18,235,000)		(4,920,000)			7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		(21,354,000)	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	9,295,000	9,295,000	(7,269,000)	(5,236,000)	(5,882,000)	(16,385,000)	12,504,000	49,412,000	7,828,000	(8,211,000)
Net income attributable to noncontrolling interest	553,000		445,000	893,000		570,000		451,000			0	0	0	0	0		0	0	0	0	0	0	0	0	0	0	553,000	445,000	893,000	570,000	451,000
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	7,632,000		(19,217,000)	(63,657,000)		(18,805,000)		(5,371,000)			7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		11,008,000	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	5,930,000	9,295,000	(7,269,000)	(5,236,000)	(5,882,000)	(16,938,000)	12,059,000	48,519,000	7,258,000	(8,662,000)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	8,185,000		(18,772,000)	(62,764,000)		(18,235,000)		(4,920,000)			8,185,000	(18,772,000)	(62,764,000)	(18,235,000)	(4,920,000)		11,008,000	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	6,483,000	9,740,000	(6,376,000)	(4,666,000)	(5,431,000)	(17,491,000)	11,614,000	47,626,000	6,688,000	(9,113,000)
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	2,989,000		15,475,000	58,829,000		33,007,000		25,249,000			(13,318,000)	13,280,000	51,532,000	12,134,000	(1,601,000)		18,816,000	48,154,000	16,695,000	18,755,000	31,076,000	(20,000,000)	(34,345,000)	38,228,000	8,806,000	(13,339,000)	17,491,000	(11,614,000)	(47,626,000)	(6,688,000)	9,113,000
Net cash (used in) provided by operating activities from continuing operations	11,174,000		(3,297,000)	(3,935,000)		14,772,000		20,844,000			(5,133,000)	(5,492,000)	(11,232,000)	(6,101,000)	(6,521,000)		29,824,000	26,800,000	(24,555,000)	16,733,000	45,620,000	(13,517,000)	(24,605,000)	31,852,000	4,140,000	(18,255,000)	0	0	0	0	0
Intercompany sources	0		0	0		0		0			(43,107,000)	2,896,000	(10,019,000)	(17,947,000)	(60,822,000)		6,551,000	19,359,000	43,839,000	(1,322,000)	(16,189,000)	60,344,000	(23,064,000)	(16,697,000)	(6,774,000)	0	(23,788,000)	809,000	(17,123,000)	26,043,000	77,011,000
Non-subsidiary sources	(11,203,000)		(21,952,000)	(32,513,000)		(97,863,000)		(56,089,000)			0	0	0	0	0		(5,647,000)	(72,184,000)	(15,507,000)	(46,828,000)	(38,088,000)	(5,556,000)	50,232,000	(17,006,000)	(51,035,000)	(18,001,000)	0	0	0	0	0
Net cash (used in) provided by investing activities	(11,203,000)		(21,952,000)	(32,513,000)		(97,863,000)		(56,089,000)			(43,107,000)	2,896,000			(60,822,000)		904,000	(52,825,000)			(54,277,000)	54,788,000	27,168,000			(18,001,000)	(23,788,000)	809,000			77,011,000
Intercompany sources	0		0	0		0		0			0	0	0	0	0		(23,788,000)	4,209,000	(17,123,000)	31,543,000	1,354,000	0	(3,400,000)	0	(5,500,000)	75,657,000	23,788,000	(809,000)	17,123,000	(26,043,000)	(77,011,000)
Non-subsidiary sources	(90,871,000)		9,280,000	224,567,000		11,632,000		87,614,000			(69,497,000)	0	219,122,000	(15,000,000)	75,281,000		(2,851,000)	8,836,000	4,747,000	13,395,000	(1,568,000)	(18,523,000)	444,000	698,000	13,237,000	13,901,000	0	0	0	0	0
Net cash (used in) provided by financing activities	(90,871,000)		9,280,000	224,567,000		11,632,000		87,614,000			(69,497,000)	0	219,122,000	(15,000,000)	75,281,000		(26,639,000)	13,045,000	(12,376,000)	44,938,000	(214,000)	(18,523,000)	(2,956,000)	698,000	7,737,000	89,558,000	23,788,000	(809,000)	17,123,000	(26,043,000)	(77,011,000)
Net (decrease) increase in cash and cash equivalents	$ (90,900,000)		$ (15,969,000)	$ 188,119,000		$ (71,474,000)		$ 52,369,000			$ (117,737,000)	$ (2,596,000)	$ 197,871,000	$ (39,048,000)	$ 7,938,000		$ 4,089,000	$ (12,980,000)	$ (8,599,000)	$ 13,521,000	$ (8,871,000)	$ 22,748,000	$ (393,000)	$ (1,153,000)	$ (45,947,000)	$ 53,302,000	$ 0	$ 0	$ 0	$ 0	$ 0

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).
[2]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[3]	Includes a loss of $515 related to discontinued operations.